CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Profit	€ 2,764	€ 4,860	€ 13,961
Items that are not reclassified to profit or loss in later periods
Remeasurements of defined benefit plans	8	(31)	60
Share of other comprehensive income (loss) on equity-accounted investments	1	(2)	3
Change of minor investments measured at fair value with effects to OCI	62	45	56
Tax effect	(4)	10	(5)
Total items that are not reclassified to profit or loss in later periods, net of tax	67	22	114
Items that may be reclassified to profit or loss in later periods
Currency translation differences	3,066	(2,010)	1,095
Change in the fair value of cash flow hedging derivatives	(912)	541	794
Share of other comprehensive income (loss) on equity-accounted investments	(69)	54	(12)
Tax effect	263	(158)	(234)
Total items that may be reclassified to profit or loss in later periods, net of tax	2,348	(1,573)	1,643
Total other items of comprehensive income (loss)	2,415	(1,551)	1,757
Total comprehensive income	5,179	3,309	15,718
Attributable to Eni	4,962	3,220	15,643
Attributable to non-controlling interest	€ 217	€ 89	€ 75